Inventories and Work in Progress	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Inventories and Work in Progress

Note 7: Inventories and Work in Progress

	December 31,
	2016	2017	2018
	(Amounts in thousands of Euros)
Inventories of raw materials	69	—	—
Work in progress	—	—	2,338
Allowance for inventory write-down (charged to income statement)	(69)	—	(772)

Total net value of the inventories	—	—	1,566

As of December 31, 2016, the inventories and work in progress involved the Diallertest Milk product. The Company discontinued its commercial partnership with respect to the product during the second half of 2015. The inventories have been discarded during the year 2017.

As of December 31, 2018, inventories are exclusively composed of work in progress for €1,566 thousand relate to the production of the first batches potentially intended for the commercialization, if approved.

An allowance for inventory write-down was recorded at December 31, 2018 for non-commercial batches of Viaskin® Peanut.